Schedule of Investments (unaudited)
February 28, 2025
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
TransDigm Group, Inc.	48,422	$ 66,202,558
Automobiles — 3.1%
Ferrari NV	95,456	44,345,994
Tesla, Inc.(a)	225,045	65,933,684
		110,279,678
Broadline Retail — 10.3%
Amazon.com, Inc.(a)	1,742,064	369,805,346
Building Products — 1.0%
Trane Technologies PLC	104,236	36,868,273
Capital Markets — 2.4%
KKR & Co., Inc., Class A	349,607	47,403,213
S&P Global, Inc.	73,242	39,092,185
		86,495,398
Chemicals — 0.8%
Sherwin-Williams Co. (The)	77,114	27,936,089
Commercial Services & Supplies — 1.0%
Copart, Inc.(a)	623,135	34,147,798
Electrical Equipment — 1.2%
Vertiv Holdings Co., Class A	451,810	42,998,758
Entertainment — 4.3%
Netflix, Inc.(a)	118,915	116,603,292
Spotify Technology SA(a)	60,460	36,760,285
		153,363,577
Financial Services — 4.5%
Visa, Inc., Class A	439,254	159,321,818
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	120,205	21,216,183
Health Care Equipment & Supplies — 4.0%
Align Technology, Inc.(a)	139,082	26,012,506
Boston Scientific Corp.(a)	386,693	40,134,867
Intuitive Surgical, Inc.(a)	132,421	75,897,096
		142,044,469
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	131,517	34,846,744
Interactive Media & Services — 10.4%
Alphabet, Inc., Class A	679,329	115,676,142
Meta Platforms, Inc., Class A	381,716	255,062,631
		370,738,773
IT Services — 1.6%
MongoDB, Inc., Class A(a)	72,269	19,326,899
Shopify, Inc., Class A(a)	353,167	39,554,704
		58,881,603
Life Sciences Tools & Services — 1.0%
Danaher Corp.	175,734	36,510,496
Media — 0.6%
Trade Desk, Inc. (The), Class A(a)	311,697	21,918,533
Pharmaceuticals — 4.0%
Eli Lilly & Co.	156,354	143,944,183
Security	Shares	Value
Real Estate Management & Development — 1.0%
CoStar Group, Inc.(a)	472,435	$ 36,023,169
Semiconductors & Semiconductor Equipment — 18.8%
ASML Holding NV, Registered Shares(b)	65,132	46,183,798
Broadcom, Inc.	895,763	178,642,015
NVIDIA Corp.	3,245,229	405,394,007
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	222,056	40,087,770
		670,307,590
Software — 16.8%
AppLovin Corp., Class A(a)	108,150	35,228,781
Cadence Design Systems, Inc.(a)	333,405	83,517,952
Databricks, Inc., Series J (Acquired 01/21/25, cost $10,208,948)(a)(c)(d)	110,367	10,208,948
Intuit, Inc.	97,718	59,983,217
Microsoft Corp.	864,990	343,392,380
Salesforce, Inc.	227,393	67,729,005
		600,060,283
Technology Hardware, Storage & Peripherals — 8.9%
Apple Inc.	1,317,046	318,514,405
Total Common Stocks — 99.1% (Cost: $1,517,020,124)		3,542,425,724
Preferred Securities
Preferred Stocks — 1.0%
Interactive Media & Services — 1.0%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	33,460,130
Total Long-Term Investments — 100.1% (Cost: $1,536,446,640)		3,575,885,854
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	26,675,412	26,688,750
Total Short-Term Securities — 0.7% (Cost: $26,688,750)		26,688,750
Total Investments — 100.8% (Cost: $1,563,135,390)		3,602,574,604
Liabilities in Excess of Other Assets — (0.8)%		(28,823,007)
Net Assets — 100.0%		$ 3,573,751,597

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $43,669,078, representing 1.2% of its net assets as of period end, and an original cost of $29,635,464.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 26,688,750 (a)	$ —	$ —	$ —	$ 26,688,750	26,675,412	$ 911 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	4,697,315	—	(4,697,315)(a)	—	—	—	—	104,490	—
				$ —	$ —	$ 26,688,750		$ 105,401	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,532,216,776	$ —	$ 10,208,948	$ 3,542,425,724
Preferred Securities	—	—	33,460,130	33,460,130
Short-Term Securities
Money Market Funds	26,688,750	—	—	26,688,750
	$ 3,558,905,526	$ —	$ 43,669,078	$ 3,602,574,604

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Capital Appreciation Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2024	$—	$30,813,176	$30,813,176
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	2,646,954	2,646,954
Purchases	10,208,948	—	10,208,948
Sales	—	—	—
Closing Balance, as of February 28, 2025	$10,208,948	$33,460,130	$43,669,078
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025(a)	$—	$2,646,954	$2,646,954

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$10,208,948	Market	Revenue Multiple	23.05x	—
Preferred Securities	33,460,130	Market	Revenue Multiple	1.33x	—
	$43,669,078

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Portfolio Abbreviation
ADR	American Depositary Receipt